Commitments and Credit Risk	12 Months Ended
Dec. 31, 2012
Commitments and Credit Risk
Note 18:	Commitments and Credit Risk

The Company grants agribusiness, commercial and residential loans to customers in Cass, Morgan, Macoupin, Montgomery and surrounding counties in Illinois.  The Company’s loans are generally secured by specific items of collateral including real property, consumer assets and business assets.  Although the Company has a diversified loan portfolio, a substantial portion of its debtors’ ability to honor their contracts is dependent upon economic conditions and the agricultural economy in these counties.  The Company also purchases participation loans from out of territory areas.

Commitments to Originate Loans

Commitments to originate loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  Each customer’s creditworthiness is evaluated on a case-by-case basis.  The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty.  Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.

At December 31, 2012 and 2011, the Company had outstanding commitments to originate loans aggregating approximately $4,730,883 and $3,815,495, respectively.  The commitments extended over varying periods of time with the majority being disbursed within a one-year period.  Loan commitments at fixed rates of interest amounted to $4,186,883 and $1,352,995 at December 31, 2012 and 2011, respectively, with the remainder at floating market rates.  The range of fixed rates was 3.13% to 6.00% as of December 31, 2012.

Standby Letters of Credit

Standby letters of credit are irrevocable conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions.  Performance standby letters of credit are issued to guarantee performance of certain customers under non-financial contractual obligations.  The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers.  Should the Company be obliged to perform under the standby letters of credit, the Company may seek recourse from the customer for reimbursement of amounts paid.

The Company had total outstanding standby letters of credit amounting to $368,390 and $400,914 at December 31, 2012 and 2011, respectively, with terms of one year or less.  At December 31, 2012 and 2011, the Company’s deferred revenue under standby letters of credit agreements was nominal.

Lines of Credit

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Lines of credit generally have fixed expiration dates.  Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements.  Each customer’s creditworthiness is evaluated on a case-by-case basis.  The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty.  Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.  Management uses the same credit policies in granting lines of credit as it does for on-balance-sheet instruments.

At December 31, 2012, the Company had unused lines of credit to borrowers aggregating approximately $18,402,387 and $11,625,113 for commercial lines and open-ended consumer lines, respectively.  At December 31, 2011, unused lines of credit to borrowers aggregated approximately $24,618,277 for commercial lines and $12,444,370 for open-ended consumer lines.